9. Net Sectorial Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2017
Net Sectorial Financial Assets And Liabilities
Net Sectorial Financial Assets and Liabilities

Net Sectorial Financial Assets and Liabilities refer to the Variance of Parcel “A” Costs (CVA) and other financial components relating to non-manageable costs incurred in the tariff cycle without adequate tariff coverage.

The CVA, comprised of the costs of power purchase, transmission costs and sector charges, and financial items, which correspond to overcontracting of energy, neutrality of charges, and other rights and obligations included in the tariff, are transferred entirely to the electricity tariff or covered in the manner defined by the Granting Authority, not affecting the distributor's annual result.

The asset or liability balances represent the positive and negative variances between the amounts projected in the tariff and actual amounts, adjusted using a monetary adjustment index. Annually, in the tariff adjustment/ review processes, they are ratified by ANEEL and transferred as components of the power tariff. Monthly, the amounts approved in previous tariff adjustment / review processes are amortized.

The balance as of 12.31.2017 is composed of the previous cycle (2017 tariff adjustment), under amortization, which represents the balance approved by ANEEL already contemplated in the tariff and by the cycle under constitution (2018 tariff adjustment and 2021 periodic tariff review), whose values will be ratified by ANEEL in the next tariff events.

9.1      Composition of net sectorial financial assets and liabilities balances per tariff cycle

		12.31.2017
	Current	Noncurrent
Sectorial financial assets - Electricity rate adjustment recoverable 2018
Portion A
Electricity purchased for resale - CVA Energ	333,412	333,412
Electricity purchased for resale - Itaipu	250,851	250,851
Transport of energy using the transmission system - basic grid	18,056	18,056
Transport of energy purchased from Itaipu	5,063	5,063
System Service Charges - ESS	(211,735)	(211,735)
Energy Development Account - CDE	(28,800)	(28,800)
Proinfa	(33)	(33)
Other financial components
Neutrality	33,319	33,319
Overcontracting	(112,137)	(112,137)
Hydrological risk	(93,964)	(93,964)
Tariff refunds	(21,302)	(21,302)
CVA Angra III Adjustment	(1,121)	(1,121)
	171,609	171,609

		12.31.2017		12.31.2016
	Current	Noncurrent	Current	Noncurrent
Sectorial financial liabilities - Electricity rate adjustment recoverable 2016
Portion A
Electricity purchased for resale - CVA Energ	-	-	(318,905)	-
ESS	-	-	(65,712)	-
Transport of energy using the transmission system - basic grid	-	-	(67)	-
Electricity purchased for resale - Itaipu	-	-	354,651	-
CDE	-	-	146,005	-
Proinfa	-	-	15,179	-
Transport of energy purchased from Itaipu	-	-	3,759	-
Other financial components
Extraordinary Tariff Review	-	-	(257,353)	-
Financial exposure	-	-	(16,250)	-
Overcontracting	-	-	(4,794)	-
Neutrality	-	-	40,564	-
Other	-	-	149	-
	-	-	(102,774)	-
Sectorial financial liabilities - Electricity rate adjustment recoverable 2017
Portion A
Electricity purchased for resale - CVA Energ	(168,939)	-	(108,610)	(108,610)
ESS	(167,938)	-	(103,853)	(103,853)
CDE	(84,293)	-	(37,697)	(37,697)
Proinfa	(5,122)	-	1,057	1,057
Electricity purchased for resale - Itaipu	36,002	-	34,717	34,717
Transport of energy using the transmission system - basic grid	11,127	-	4,239	4,239
Transport of energy purchased from Itaipu	2,797	-	1,972	1,972
Other financial components
Tariff refunds	(12,470)	-	-	-
Overcontracting	87,949	-	80,482	80,482
Neutrality	54,609	-	75,206	75,206
CVA Angra III Adjustment	50,435	-	-	-
Other	3,024	-	-	-
	(192,819)	-	(52,487)	(52,487)
Sectorial financial liabilities - Tariff Review 2021
Financial components
Tariff refunds	-	(90,700)	-	(71,244)
	-	(90,700)	-	(71,244)
	(192,819)	(90,700)	(155,261)	(123,731)

9.2    Changes in net sectorial financial assets and liabilities

	Balance as of January 1, 2017	Operating revenues		Financial results	Rate Flags	Balance as of December 31, 2017
		Constitution	Amortization	Updating
Portion A
Electricity purchased for resale - Itaipu (9.2.1)	424,085	495,889	(420,054)	37,784	-	537,704
Electricity purchased for resale - CVA Energ (9.2.2)	(536,125)	937,324	517,751	(1,845)	(419,220)	497,885
Transport of energy using the transmission system - basic grid	8,411	50,426	(12,275)	677	-	47,239
Transport of energy purchased from Itaipu	7,703	11,067	(7,155)	1,308	-	12,923
ESS (9.2.3)	(273,418)	(529,932)	262,568	(50,626)	-	(591,408)
CDE (9.2.4)	70,611	(158,514)	(60,149)	6,159	-	(141,893)
Proinfa	17,293	(14,677)	(10,423)	2,619	-	(5,188)
Other financial components
Neutrality (9.2.5)	190,976	28,694	(99,593)	1,170	-	121,247
CVA Angra III Adjustment	-	97,426	(54,516)	5,283	-	48,193
Hydrological risk (9.2.6)	-	(183,728)	-	(4,200)	-	(187,928)
Tariff refunds (9.2.7)	(71,244)	(78,254)	13,479	(9,755)	-	(145,774)
Overcontracting (9.2.8)	156,170	(203,797)	(90,272)	1,574	-	(136,325)
Extraordinary Tariff Review	(257,353)	-	257,353	-	-	-
Financial exposure	(16,250)	-	16,250	-	-	-
Others	149	5,570	(3,418)	723	-	3,024
	(278,992)	457,494	309,546	(9,129)	(419,220)	59,699
Current assets	-					171,609
Noncurrent assets	-					171,609
Current liabilities	(155,261)					(192,819)
Noncurrent liabilities	(123,731)					(90,700)

	Balance as of January 1, 2016	Operating revenues		Financial results		Balance as of December 31, 2016
		Constitution	Amortization	Updating	Rate Flags
Portion A
Electricity purchased for resale - Itaipu (9.2.1)	699,408	61,905	(409,894)	72,666	-	424,085
Electricity purchased for resale - CVA Energ (9.2.2)	(14,865)	(255,085)	(37,860)	(39,710)	(188,605)	(536,125)
Transport of energy using the transmission system - basic grid	77,011	(271)	(74,168)	5,839	-	8,411
Transport of energy purchased from Itaipu	7,723	6,340	(7,388)	1,028	-	7,703
ESS (9.2.3)	(339,154)	(124,737)	292,804	(32,157)	(70,174)	(273,418)
CDE (9.2.4)	633,112	(249,476)	(350,600)	37,575	-	70,611
Proinfa	(1,265)	32,382	(16,271)	2,447	-	17,293
Other financial components
Neutrality (9.2.5)	64,644	154,607	(35,958)	7,683	-	190,976
Tariff refunds (9.2.7)	-	(66,043)	-	(5,201)	-	(71,244)
Overcontracting (9.2.8)	120,776	115,791	(73,595)	(6,802)	-	156,170
Extraordinary Tariff Review	(708,609)	21,541	457,942	(28,227)	-	(257,353)
Financial exposure	18,714	(42,000)	7,643	(607)	-	(16,250)
Deferral IRT	467,627	-	(467,627)	-	-	-
Preliminary injunctions CDE	20,456	(19,808)	-	(648)	-	-
Others	84	409	(245)	(99)	-	149
	1,045,662	(364,445)	(715,217)	13,787	(258,779)	(278,992)
Current assets	910,759					-
Noncurrent assets	134,903					-
Current liabilities	-					(155,261)
Noncurrent liabilities	-					(123,731)

9.2.1       Electricity purchased for resale - Itaipu

Power output from the Itaipu hydropower station is sold as quotas to utilities companies in the South, Southeast and Midwest in proportion to their markets. The amount constituted in 2017 refers to the change in the power purchase cost and foreign exchange variance, in relation to that predicted in the last tariff adjustment.

9.2.2       Electricity purchased for resale - CVA Energ

The balance reflects the difference between the average price of payment, related to the effects of contracting for availability (ECD), Angra and Cotas, and the average price of tariff coverage.

The CVA Energ account was offset by funds received from the Rate Tier Pooling Account (CCRBT) or Tariff Flags Account.

On January 26, 2016, ANEEL approved Normative Resolution No. 700/2016, which deals with the methodology for cases of positive balances of the Tariff Flags Account, which provides that the surplus of flags is allocated in the distributor, to be passed on to customers in the subsequent tariff processes, and may be offset in future calculations of the Tariff Flags Account, until the next tariff adjustment.

9.2.3       System Service Charges - ESS

Consist in the costs associated to thermal power dispatching for the maintenance of the system reliability and stability and whose pricing was not considered in the calculation of the PLD. This amount is paid by all agents with consumption measurement registered on the CCEE, in the proportion of the consumption subject to payment of this charge.

These charges include the refund to generation agents of the operation restriction costs, provision of ancillary services, and for reasons of energy security.

9.2.4       Energy Development Account - CDE

The balance of CDE in 2017 is the result of the lower amount of monthly payment quotas, except in this case the CDE discounts resulting from preliminary injunctions, ratified by ANEEL (Note 32.5.1), in relation to the regulatory quota in the electricity tariff.

9.2.5       Neutrality

Refers to the estimated recoverable portion of sector charges not covered by the current tariff (billed revenue) due to the decline in consumption during the period. Neutrality is assured for charges, energy, transport, financial components and unrecoverable revenues.

9.2.6       Hydrological risk

In the tariff adjustment of Copel DIS the coverage of the hydrological risks associated with plants committed to Contract of Quotas of Assured Power - CCGF for the Itaipu plant and hydropower plants whose energy was contracted within the Regulated Contracting Environment - ACR and that signed the Risk Renegotiation Term in conformity with Law 13,203/2015.

The estimated hydrological risk defined in the tariff review will be reversed in the subsequent tariff review, adjusted at the Selic rate.

9.2.7       Tariff refunds

ANEEL, by means of Order No. 245 of January 28, 2016, in line with the Tariff Regulation Procedures - Proret, sub-module 2.1 - General Procedures, determined that the new amounts resulting from excess demand and surplus of reagents previously recorded as special obligations should be accounted for as of January 1, 2016 as sector financial liabilities, net of taxes levied, of the regulatory percentage of 3.5% of revenue, referring to the excess demand in the transmission grid, and of the unrecoverable revenues, applying the regulatory percentage associated with the industrial consumption class.

9.2.8       Overcontracting

Corresponds to the cost of acquisition of the amount of energy overcontracting in relation to the annual supply charge, as well as the energy cost related to spot market exposure. The balance results from the sale of energy surpluses on the spot market at a price (PLD) higher than the mix of coverage.